Share buy-back plans (Details)		12 Months Ended					60 Months Ended
	May 01, 2012 programme	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Feb. 15, 2018 shares	Feb. 19, 2016 shares	Feb. 26, 2015 shares
Class of Stock [Line Items]
Number of programs authorized | programme	2
Period in force	12 months
2015 Common Share Buy-Back Program
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)										800,000.0
2016 Common Share Buy-Back Program
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)									800,000.0
2018 Common Share Buy-Back Program | Subsequent Event
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)								1,000,000.0
Common Share Buy-Back Program
Class of Stock [Line Items]
Acquired number of shares (in shares)		0	97,053	250,371	856,734	403,848	1,608,006
Average cost per share (in dollars per share) | $ / shares		$ 0.00	$ 16.36	$ 19.42	$ 19.86	$ 13.89	$ 18.08
Total cost | $		$ 0	$ 1,588,189	$ 4,862,248	$ 17,018,412	$ 5,610,907	$ 29,079,756
2015 Preference Share Buy-Back Program
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)										5,000
Preference Share Buy-Back Program
Class of Stock [Line Items]
Period in force	12 months
Acquired number of shares (in shares)		0	0	183	560	11,972	12,715
Average cost per share (in dollars per share) | $ / shares		$ 0.00	$ 0.00	$ 1,151.55	$ 1,172.26	$ 1,230.26	$ 1,226.57
Total cost | $		$ 0	$ 0	$ 210,734	$ 656,465	$ 14,728,624	$ 15,595,823